FINANCIAL INSTRUMENTS - Schedule of Monetary Assets and Liabilities Currency Risk Fluctuations (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 GBP (£) shares	Mar. 31, 2025 EUR (€) shares	Mar. 31, 2025 CAD ($) shares
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 90,928			$ 130,718
Foreign currency rate | shares	1.4376	1.4376	1.4376	1.4376
Impact of 10% change in foreign currency rate				$ 13,072
United States of America, Dollars | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 92,416
United States of America, Dollars | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	353
United States of America, Dollars | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ (1,841)
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities		£ (339)		$ (630)
Foreign currency rate | shares	1.8571	1.8571	1.8571	1.8571
Impact of 10% change in foreign currency rate				$ (63)
United Kingdom, Pounds | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		£ 76
United Kingdom, Pounds | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		0
United Kingdom, Pounds | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		£ (415)
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities			€ 618	$ 960
Foreign currency rate | shares	1.5540	1.5540	1.5540	1.5540
Impact of 10% change in foreign currency rate				$ 96
Euro Member Countries, Euro | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			€ 676
Euro Member Countries, Euro | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			0
Euro Member Countries, Euro | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			€ (58)